As filed with the Securities and Exchange Commission on November 15, 2017

Securities Act of 1933 Registration No. 333-219103

Investment Company Act of 1940 Registration No. 811-23268

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 3	☒

and/or

REGISTRATION STATEMENT

Under

the Investment Company Act Of 1940

Amendment No. 5	☒

HIGHLAND FLOATING RATE OPPORTUNITIES FUND

(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: 1-877-665-1287

Mr. Dustin Norris

c/o Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Copies to:

Brian McCabe

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b); or
☐	on pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 3 under the Securities Act and Amendment No. 5 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas, State of Texas on this 15th day of November, 2017.

By:	/s/ J. Bradley Ross
J. Bradley Ross President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ethan Powell* Ethan Powell	Trustee	November 15, 2017

/s/ Timothy K. Hui* Timothy K. Hui	Trustee	November 15, 2017

/s/ Dr. Bob Froehlich* Dr. Bob Froehlich	Trustee	November 15, 2017

/s/ John Honis* John Honis	Trustee	November 15, 2017

/s/ Bryan A. Ward* Bryan A. Ward	Trustee	November 15, 2017

/s/ Frank Waterhouse Frank Waterhouse	Treasurer, Principal Accounting Officer and Principal Financial Officer	November 15, 2017

* By:	/s/ J. Bradley Ross
J. Bradley Ross Attorney in Fact*

November 15, 2017

*Pursuant to Power of Attorney dated August 17, 2017 incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, File No. 333-219103, filed on August 25, 2017.

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase